Note 5 - Premises and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
September 30, and December 31,	2024	2023

Land	$2,476	$2,476
Construction in progress	-	7
Buildings	10,177	10,121
Furniture and fixtures	4,387	4,272
Automobiles	186	162

Total	17,226	17,038
Less accumulated depreciation	(8,853)	(8,493)

Net	$8,373	$8,545

December 31,	2023	2022

Land	$2,476	$2,476
Construction in progress	7	-
Buildings	10,121	10,087
Furniture and fixtures	4,272	4,142
Automobiles	162	162

Total	17,038	16,867
Less accumulated depreciation	(8,493)	(8,043)

Net	$8,545	$8,824